Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. Organization

Inventergy Global, Inc. (“we”, “us”, “our” “Inventergy” or the “Company”) is an intellectual property (IP) investment and licensing company that helps leading technology corporations attain greater value from their IP assets in support of their business objectives and corporate brands. Inventergy, Inc. was initially organized as a Delaware limited liability company under the name Silicon Turbine Systems, LLC in January 2012. It subsequently changed its name to Inventergy, LLC in March 2012 and it was converted from a limited liability company into a Delaware corporation in February 2013. On June 6, 2014, a subsidiary (“Merger Sub”) of eOn Communications Corporation (“eOn”) merged with and into Inventergy, Inc. (the “Merger”). As a result of the Merger, eOn changed its name to “Inventergy Global, Inc.” The Company is headquartered in Campbell, California.
The Company operates in a single industry segment.
In June 2014, in conjunction with the Merger, the Company effected a one-for-two reverse split of its common stock. In December 2015, the Company effected a one-for-ten reverse split of its common stock. All share and per share amounts are reflective of these splits.

1. Organization

Inventergy Global, Inc. (“Inventergy” or “Company”) is an intellectual property (IP) investment and licensing company that helps technology-leading corporations attain greater value from their IP assets in support of their business objectives and corporate brands. Inventergy, Inc. was initially organized as a Delaware limited liability company under the name Silicon Turbine Systems, LLC in January 2012. It subsequently changed its name to Inventergy, LLC in March 2012 and it was converted from a limited liability company into a Delaware corporation in February 2013. On June 6, 2014, a subsidiary (“Merger Sub”) of eOn Communications Corporation (“eOn”) merged with and into Inventergy, Inc. (the “Merger”). As a result of the Merger, eOn changed its name to “Inventergy Global, Inc.” The Company is headquartered in Campbell, California.
The Company operates in a single industry segment.
In June 2014, in conjunction with the Merger, the Company underwent a one-for-two reverse stock split. In December 2015, the Company effected a one-for-ten reverse split of its common shares. All share amounts are reflective of these splits.